Debt Issued - Current Bonds Long-Term December 31, 2018 (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
BCHIEA0617 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 106,001
Terms Years	6 years
Annual issue rate	1.60%
Issue date	Jan. 03, 2024
Maturity date	Jan. 03, 2024
BCHIBN1015 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 114,212
Terms Years	12 years
Annual issue rate	2.90%
Issue date	Jan. 24, 2018
Maturity date	Jan. 24, 2030
BCHIEF1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 79,612
Terms Years	8 years
Annual issue rate	1.80%
Issue date	Feb. 09, 2026
Maturity date	Feb. 09, 2026
BCHIEP0717 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 104,550
Terms Years	11 years
Annual issue rate	2.00%
Issue date	Feb. 13, 2018
Maturity date	Feb. 13, 2029
BCHIBT1215 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 57,936
Terms Years	14 years
Annual issue rate	3.00%
Issue date	Mar. 13, 2018
Maturity date	Mar. 13, 2032
BCHIBW1215 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 59,081
Terms Years	14 years
Annual issue rate	2.20%
Issue date	Aug. 14, 2018
Maturity date	Aug. 14, 2032
BCHIDY0917 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 55,619
Terms Years	5 years
Annual issue rate	1.24%
Issue date	Aug. 16, 2018
Maturity date	Aug. 16, 2023
BCHIEN1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 109,543
Terms Years	10 years
Annual issue rate	2.08%
Issue date	Sep. 25, 2018
Maturity date	Sep. 25, 2028
BCHIDX0817 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 109,311
Terms Years	5 years
Annual issue rate	1.70%
Issue date	Oct. 22, 2018
Maturity date	Oct. 22, 2023
BCHIDY0917 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 12,025
Terms Years	5 years
Annual issue rate	1.74%
Issue date	Oct. 22, 2018
Maturity date	Oct. 22, 2023
BCHIDY0917 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 15,299
Terms Years	5 years
Annual issue rate	1.75%
Issue date	Oct. 22, 2018
Maturity date	Oct. 22, 2023
BCHIBY1215 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 59,374
Terms Years	15 years
Annual issue rate	2.29%
Issue date	Oct. 24, 2018
Maturity date	Oct. 24, 2033
BCHIBX0815 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 58,998
Terms Years	15 years
Annual issue rate	2.29%
Issue date	Oct. 24, 2018
Maturity date	Oct. 24, 2033
BCHIBZ0815 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 59,987
Terms Years	15 years
Annual issue rate	2.23%
Issue date	Jul. 12, 2018
Maturity date	Dec. 07, 2033
BCHIEJ0717 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 82,878
Terms Years	9 years
Annual issue rate	1.99%
Issue date	Dec. 12, 2018
Maturity date	Dec. 12, 2027
Subtotal UF [Member]
Statement Line Items [Line Items]
Amount	$ 1,084,426
BCHIDH0916 [Member]
Statement Line Items [Line Items]
Amount	$ 20,370
Terms Years	4 years
Annual issue rate	3.80%
Issue date	Nov. 06, 2018
Maturity date	Jun. 11, 2022
BONO USD [Member]
Statement Line Items [Line Items]
Amount	$ 32,842
Terms Years	10 years
Annual issue rate	4.26%
Issue date	Sep. 28, 2018
Maturity date	Sep. 28, 2028
BONO CHF [Member]
Statement Line Items [Line Items]
Amount	$ 79,229
Terms Years	5 years
Annual issue rate	0.57%
Issue date	Oct. 26, 2018
Maturity date	Oct. 26, 2023
Subtotal other currencies [Member]
Statement Line Items [Line Items]
Amount	$ 132,441
Total Currency [Member]
Statement Line Items [Line Items]
Amount	$ 1,216,867